Fair Values Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Instruments [Abstract]
Table Of Assets And Liabilities Measured At Fair Value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss
- Debt securities	25,519,962	25,519,962	3,917,279	21,602,683	—
- Derivatives	2,268,201	2,268,201	—	2,268,201	—
- Equity instruments	4,804,583	4,804,583	4,804,583	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	617,275,646	617,275,646	68,789,245	547,836,102	650,299
- Equity instruments	60,468	60,468	—	60,468	—

Total	649,928,860	649,928,860	77,511,107	571,767,454	650,299
Financial liabilities at fair value through profit or loss
- Derivatives	334,340	334,340	—	334,340	—

Total	334,340	334,340	—	334,340	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss
- Debt securities	2,721,113	2,721,113	2,719,594	1,519	—
- Derivatives	5,486,313	5,486,313	—	5,486,313	—
- Equity instruments	12,473,124	12,473,124	4,459,498	—	8,013,626
Financial assets at fair value through other comprehensive income
- Debt securities	325,381,377	325,381,377	107,419,154	215,933,998	2,028,225
- Equity instruments	70,288	70,288	—	70,288	—

Total	346,132,215	346,132,215	114,598,246	221,492,118	10,041,851
Financial liabilities at fair value through profit or loss
- Derivatives	612,069	612,069	—	612,069	—

Total	612,069	612,069	—	612,069	—

Table Of Transfers Between Hierarchy Levels From Level 2 To Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Treasury Bonds adjusted by 1.20% CER in pesos maturing 03-18-2022	—	8,231,290
Treasury Bonds adjusted by 1.50% CER in pesos maturing 03-25-2024	—	24,803,535
Treasury Bonds adjusted by 1.40% CER in pesos maturing 03-25-2023	—	18,929,424
Treasury Bonds adjusted by 1.30% CER in pesos maturing 09-20-2022	—	21,055,446

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets
The tables below show a sensitivity analysis for each of the above-mentioned securities:

Latest market price scenarios	Changes in final price
	REF2B	ARCOR17
+ 2%	2%	2%
+ 5%	5%	5%
+ 10%	10%	10%

UVA	Changes in final price
Scenarios	ON ARCOR17	ON REF2B
+ 3%	3%	3%
+ 5%	5%	5%
+ 10%	10%	10%

Sell Options
The sensitivity analysis (based on the price of the underlying asset) for the put options in the Bank’s portfolio is presented below.
The put options in the Bank’s portfolio with their corresponding underlying asset are detailed below:

Asset	Underlying
PJ3N6U001	BONO TDJ23
PL3N7V001	BONO TDL23
PF3N2H001	LT X17F3
X3JN6G001	LCER16J3$
XY3N5J001	LT X19Y3
Put-
Underlying

Scenarios	Changes in final price
Changes % Price Sub	PJ3N6U001	PL3N7V001	PF3N2H001	X3JN6G001	XY3N5J001
-6.000%	6.055%	5.962%	10.464%	7.564%	9.675%
-4.000%	4.037%	3.975%	6.976%	5.043%	6.450%
-2.000%	2.018%	1.987%	3.488%	2.521%	3.225%
0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
2.000%	0.000%	0.000%	0.000%	0.000%	0.000%
6.000%	0.000%	0.000%	0.000%	0.000%	0.000%

Reconciliation of unobservable input reconciliation
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Balance at the beginning of the fiscal year	10,041,850	21,216,194
Investments in equity instruments – Prisma Medios de Pago S.A. (*)	—	(2,889,935)
Derivatives - Put options - Prisma Medios de Pago S.A. (*)	—	(2,302,454)
Other financial assets - Receivable from Prisma Medios de Pago S.A.	(4,412,028)	—
Gain from the sale of financial assets - Prima Medios de Pago S.A.	500,304	—
Private securities - Corporate bonds	(390,921)	2,028,225
Dividends received	—	(1,134,220)
Net monetary inflation adjustment	(5,088,906)	(6,875,960)

Balance at year-end	650,299	10,041,850

(*)	Presented in Gains on financial assets and liabilities at fair value through profit or loss, net.

Table Of Assets And Liabilities Not Measured At Fair Value
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2022 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	296,196,991	(a	)	—	—
Other financial assets	58,311,991	(a	)	—	—
Debt securities	37,817,766	44,528,179		44,528,179	—
Loans and advances	717,096,502	671,279,688		—	671,279,688
Reverse repurchase agreements	52,473,208	(a	)	—	—

Financial liabilities

Deposits	1,313,820,228	1,288,323,903		1,288,323,903	—
Other financial liabilities	118,432,421	(a	)	—	—
Bank loans	19,873,142	19,167,220		19,167,220	—
Debt securities issued	191,183	189,970		189,970	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2021 is detailed below:

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	425,189,092	(a	)	—	—
Other financial assets	55,394,122	(a	)	—	—
Debt securities	38,681,287	43,019,867		43,019,867	—
Loans and advances	738,256,313	726,833,853		—	726,833,853
Reverse repurchase agreements	267,612,482	(a	)	—	—

Financial liabilities

Deposits	1,379,790,010	1,363,503,360		1,363,503,360	—

Other financial liabilities	119,977,796	(a	)	—	—
Bank loans	22,903,783	22,381,778		22,381,778	—
Debt securities issued	979,760	776,393		776,393	—

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.

Disclosure Of Changes In Underlying Asset Explanatory
The put options in the Bank’s portfolio with their corresponding underlying asset are detailed below:

Asset	Underlying
PJ3N6U001	BONO TDJ23
PL3N7V001	BONO TDL23
PF3N2H001	LT X17F3
X3JN6G001	LCER16J3$
XY3N5J001	LT X19Y3

Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset Explanatory
Put-
Underlying

Scenarios	Changes in final price
Changes % Price Sub	PJ3N6U001	PL3N7V001	PF3N2H001	X3JN6G001	XY3N5J001
-6.000%	6.055%	5.962%	10.464%	7.564%	9.675%
-4.000%	4.037%	3.975%	6.976%	5.043%	6.450%
-2.000%	2.018%	1.987%	3.488%	2.521%	3.225%
0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
2.000%	0.000%	0.000%	0.000%	0.000%	0.000%
6.000%	0.000%	0.000%	0.000%	0.000%	0.000%